Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

	(b) (c)		(e)
	Description and identity of issue,	(d)	Current
(a)	borrower, lessor or similar party	Cost**	value
Participant loans -
*	Interest rates ranging from 4.25% to 9.50%		$3,464

*Indicates a party-in-interest to the Plan.

**Cost information omitted for investments that are fully participant directed.